OPERATING LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
As of December 31, 2020, we leased in one vessel (2019: one vessel) from SFL and three vessels (2019: three vessels) from third parties, all of which are classified as operating leases. Additionally, as of December 31, 2020 and 2019, respectively, we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.

During 2020 and 2019 we leased in eight Capesize vessels from SFL, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of December 31, 2020. Up to December 2019 all eight vessels chartered in from SFL were classified as operating leases. In December 2019, seven of the eight charters were amended which resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. With reference to Note 27 Related Party Transactions, these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for SFL operating lease is $17,600, of which $7,000 is for operating expenses (including dry docking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contract. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three-month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $17,883 for SFL operating lease in 2020 and we incurred $37.9 thousand in total profit share for all eight SFL vessels in 2020 ($0.8 million and $0.2 million in 2019 and 2018, respectively). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. For all eight vessels, contingent or variable lease expense was recorded in 2020, 2019 and 2018 as an expense of $0.8 million, $3.0 million and $2.6 million, respectively. Variable lease expense was recorded as charter hire expense for operating leases.

For the Ultramax vessel, Golden Hawk, the daily rate is $13,200 until the expiration of the fixed term of the contract in the first quarter of 2022. Based on an agreement that reduced the daily rate to $11,200 from $13,200 for a two-year period from February 20, 2016 to February 20, 2018, we will pay to the lessor $1.75 million on or about February 20, 2022 to compensate for the reduced charter hire. However, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor up to $1.75 million in the aggregate, and any such payments will reduce the amount of payment due on or about February 20, 2022 by a corresponding amount. As of December 31, 2020, no such index linked compensation had been paid.
In 2019, we took delivery of the Admiral Schmidt and the Vitus Bering. Both vessels are 2019-built 104,550 dwt ice-class vessels, chartered in on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day. Based on the contracts, for certain trades, a profit sharing scheme between charterers and the owners comes into force. In 2020, we incurred $0.7 million expense due to profit sharing schemes for these vessels.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.5 million and $0.6 million is recorded in Administrative expenses in the Consolidated Statement of Operations for 2020 and 2019, respectively.

Total expense for operating leases reflected as charter hire expense was $29.0 million in 2020 (2019: $66.0 million), which included $23.5 million for short-term leases (2019: $31.5 million). Total cash paid in respect of operating leases was $35.7 million in 2020 (2019: $70.1 million). The weighted average discount rate in relation to our operating leases was 5.20% and 6.03% for 2020 and 2019, respectively. The weighted average lease term was 4.4 and 6.9 years in 2020 and 2019, respectively.

Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	—	3,079	205,328
Additions	3,545	—	27,607	—	31,152
Amortization	(16,159)	(1,041)	(2,190)	(419)	(19,809)
Impact of modification of operating leases	(161,818)	—	—	—	(161,818)
Balance at December 31, 2019	23,973	2,803	25,417	2,660	54,853
Additions	—	—	10	133	143
Amortization	(1,918)	(1,042)	(4,504)	(570)	(8,034)
Impairment	(8,054)	(607)	(15,562)	—	(24,223)
Balance at December 31, 2020	14,001	1,154	5,361	2,223	22,739

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In 2020, we recorded a total of $24.2 million in impairment of right of use assets for operating leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by impairment indicators identified in the first quarter of 2020.

Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816	9,567	—	3,079	198,462
Additions	—	—	27,607	—	27,607
Repayments	(18,949)	(2,343)	(2,190)	(419)	(23,901)
Impact of modification of operating leases	(145,797)	—	—	—	(145,797)
Foreign exchange translation	—	—	—	16	16
December 31, 2019	21,070	7,224	25,417	2,676	56,387
Additions	—	—	—	—	—
Repayments	(2,511)	(2,477)	(8,947)	(437)	(14,372)
Foreign exchange translation	—	—	—	22	22
December 31, 2020	18,559	4,747	16,470	2,261	42,037
Current portion	2,667	4,357	9,293	466	16,783
Non-current portion	15,892	390	7,177	1,795	25,254

Charter hire and office rent expense
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2020 are as follows:

(in thousands of $)
2021	18,694
2022	11,735
2023	3,356
2024	3,313
2025	3,154
Thereafter	7,664
Total minimum lease payments	47,916
Less: Imputed interest	(5,879)
Present value of operating lease liabilities	42,037

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.

As of December 31, 2020, the future rental payments include $2.6 million (2019: $3.1 million) in relation to office rent costs and $45.3 million (2019: $61.8 million) in relation to charter hire costs for leased in vessels.
Rental income
As of December 31, 2020, we leased out eight vessels on fixed time charter rates (2019: 11 vessels) and 18 vessels (2019: 16 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases.

The future operating lease receipts under our non-cancelable fixed rate operating leases as of December 31, 2020 are as follows:

(in thousands of $)
2021	22,020
2022	4,138
2023	3,075
2024	—
2025	—
Thereafter	—
29,233

As of December 31, 2020, the cost and accumulated depreciation of the 26 vessels which were leased out to third parties, were $1,258.4 million and $198.5 million, respectively.
As of December 31, 2019, the cost and accumulated depreciation of the 27 vessels which were leased out to third parties, were $1,235.1 million and $155.1 million, respectively.
OPERATING LEASES	IMPAIRMENT OF RIGHT OF USE ASSETSIn 2020, we recorded an impairment loss of $94.2 million related to our leased vessels. Based on impairment tests performed as of March 31, 2020 on an asset by asset basis, estimated undiscounted cash flows expected to be earned by each of our leased vessels over the remaining lease term were below carrying value of the vessels, and we have adjusted the carrying value of the leased vessels to the fair value of the leased vessels. The impairment consisted of $70.0 million related to seven vessels on financial lease from SFL and $24.2 million related to four vessels on operating leases. OPERATING LEASES
As of December 31, 2020, we leased in one vessel (2019: one vessel) from SFL and three vessels (2019: three vessels) from third parties, all of which are classified as operating leases. Additionally, as of December 31, 2020 and 2019, respectively, we had two operating leases for our offices in Oslo and Singapore. All of these leases had an initial duration above 12 months.

During 2020 and 2019 we leased in eight Capesize vessels from SFL, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of December 31, 2020. Up to December 2019 all eight vessels chartered in from SFL were classified as operating leases. In December 2019, seven of the eight charters were amended which resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. With reference to Note 27 Related Party Transactions, these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for SFL operating lease is $17,600, of which $7,000 is for operating expenses (including dry docking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contract. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three-month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $17,883 for SFL operating lease in 2020 and we incurred $37.9 thousand in total profit share for all eight SFL vessels in 2020 ($0.8 million and $0.2 million in 2019 and 2018, respectively). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. For all eight vessels, contingent or variable lease expense was recorded in 2020, 2019 and 2018 as an expense of $0.8 million, $3.0 million and $2.6 million, respectively. Variable lease expense was recorded as charter hire expense for operating leases.

For the Ultramax vessel, Golden Hawk, the daily rate is $13,200 until the expiration of the fixed term of the contract in the first quarter of 2022. Based on an agreement that reduced the daily rate to $11,200 from $13,200 for a two-year period from February 20, 2016 to February 20, 2018, we will pay to the lessor $1.75 million on or about February 20, 2022 to compensate for the reduced charter hire. However, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor up to $1.75 million in the aggregate, and any such payments will reduce the amount of payment due on or about February 20, 2022 by a corresponding amount. As of December 31, 2020, no such index linked compensation had been paid.
In 2019, we took delivery of the Admiral Schmidt and the Vitus Bering. Both vessels are 2019-built 104,550 dwt ice-class vessels, chartered in on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day. Based on the contracts, for certain trades, a profit sharing scheme between charterers and the owners comes into force. In 2020, we incurred $0.7 million expense due to profit sharing schemes for these vessels.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.5 million and $0.6 million is recorded in Administrative expenses in the Consolidated Statement of Operations for 2020 and 2019, respectively.

Total expense for operating leases reflected as charter hire expense was $29.0 million in 2020 (2019: $66.0 million), which included $23.5 million for short-term leases (2019: $31.5 million). Total cash paid in respect of operating leases was $35.7 million in 2020 (2019: $70.1 million). The weighted average discount rate in relation to our operating leases was 5.20% and 6.03% for 2020 and 2019, respectively. The weighted average lease term was 4.4 and 6.9 years in 2020 and 2019, respectively.

Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	—	3,079	205,328
Additions	3,545	—	27,607	—	31,152
Amortization	(16,159)	(1,041)	(2,190)	(419)	(19,809)
Impact of modification of operating leases	(161,818)	—	—	—	(161,818)
Balance at December 31, 2019	23,973	2,803	25,417	2,660	54,853
Additions	—	—	10	133	143
Amortization	(1,918)	(1,042)	(4,504)	(570)	(8,034)
Impairment	(8,054)	(607)	(15,562)	—	(24,223)
Balance at December 31, 2020	14,001	1,154	5,361	2,223	22,739

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In 2020, we recorded a total of $24.2 million in impairment of right of use assets for operating leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by impairment indicators identified in the first quarter of 2020.

Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816	9,567	—	3,079	198,462
Additions	—	—	27,607	—	27,607
Repayments	(18,949)	(2,343)	(2,190)	(419)	(23,901)
Impact of modification of operating leases	(145,797)	—	—	—	(145,797)
Foreign exchange translation	—	—	—	16	16
December 31, 2019	21,070	7,224	25,417	2,676	56,387
Additions	—	—	—	—	—
Repayments	(2,511)	(2,477)	(8,947)	(437)	(14,372)
Foreign exchange translation	—	—	—	22	22
December 31, 2020	18,559	4,747	16,470	2,261	42,037
Current portion	2,667	4,357	9,293	466	16,783
Non-current portion	15,892	390	7,177	1,795	25,254

Charter hire and office rent expense
The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2018 are as follows:

(in thousands of $)
2019	35,613
2020	35,709
2021	35,613
2022	32,590
2023	28,177
Thereafter	110,357
278,059

The future minimum operating lease expense payments under our non-cancelable fixed rate operating leases as of December 31, 2020 are as follows:

(in thousands of $)
2021	18,694
2022	11,735
2023	3,356
2024	3,313
2025	3,154
Thereafter	7,664
Total minimum lease payments	47,916
Less: Imputed interest	(5,879)
Present value of operating lease liabilities	42,037

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.

As of December 31, 2020, the future rental payments include $2.6 million (2019: $3.1 million) in relation to office rent costs and $45.3 million (2019: $61.8 million) in relation to charter hire costs for leased in vessels.
Rental income
As of December 31, 2020, we leased out eight vessels on fixed time charter rates (2019: 11 vessels) and 18 vessels (2019: 16 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases.

The future operating lease receipts under our non-cancelable fixed rate operating leases as of December 31, 2020 are as follows:

(in thousands of $)
2021	22,020
2022	4,138
2023	3,075
2024	—
2025	—
Thereafter	—
29,233

As of December 31, 2020, the cost and accumulated depreciation of the 26 vessels which were leased out to third parties, were $1,258.4 million and $198.5 million, respectively.
As of December 31, 2019, the cost and accumulated depreciation of the 27 vessels which were leased out to third parties, were $1,235.1 million and $155.1 million, respectively.